Note 26 - Provisions - Disbursement Expectative (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Provisions	R$ 481.0	R$ 599.2
Not later than one year [member]
Statement Line Items [Line Items]
Provisions	110.0
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	238.8
Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	93.2
Later than five years [member]
Statement Line Items [Line Items]
Provisions	39.0
Provision for taxes other than income tax [member]
Statement Line Items [Line Items]
Provisions	182.3	137.8
Provision for taxes other than income tax [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	41.7
Provision for taxes other than income tax [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	130.1
Provision for taxes other than income tax [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	2.5
Provision for taxes other than income tax [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions	8.0
Provisions for labor [member]
Statement Line Items [Line Items]
Provisions	120.1	118.2
Provisions for labor [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	27.3
Provisions for labor [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	41.0
Provisions for labor [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	29.6
Provisions for labor [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions	22.2
Legal proceedings provision [member]
Statement Line Items [Line Items]
Provisions	64.0	54.9
Legal proceedings provision [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	11.4
Legal proceedings provision [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	42.8
Legal proceedings provision [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	5.1
Legal proceedings provision [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions	4.7
Miscellaneous other provisions [member]
Statement Line Items [Line Items]
Provisions	105.9	110.2
Miscellaneous other provisions [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	22.6
Miscellaneous other provisions [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	24.9
Miscellaneous other provisions [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	54.3
Miscellaneous other provisions [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions	4.1
Total contingent provisions [member]
Statement Line Items [Line Items]
Provisions	472.3	590.4
Total contingent provisions [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	103.0
Total contingent provisions [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	238.8
Total contingent provisions [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	91.5
Total contingent provisions [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions	39.0
Restructuring provision [member]
Statement Line Items [Line Items]
Provisions	8.7	R$ 8.8
Restructuring provision [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	7.0
Restructuring provision [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions
Restructuring provision [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	1.7
Restructuring provision [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions